Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating Activities
Net loss	$ (15,689)	$ (46,534)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	35,041	27,986
Amortization and write-off of deferred finance fees and bond premium	2,293	1,981
Amortization of dry dock and special survey costs	4,626	3,240
Stock based compensation	460	541
Gain on sale of vessels	(3,245)	(25)
Equity/ (loss) in net earnings of affiliates, net of dividends received	(1,734)	59
Changes in operating assets and liabilities:
Increase in prepaid expenses and other current assets	(413)	(438)
Decrease in accounts receivable	8,343	41
Increase in due from related parties, short-term	(15,804)	(783)
Increase in other long term assets	0	(2,550)
Decrease in due from related parties, long-term	2,431	1,851
(Decrease)/ increase in accounts payable	(1,834)	426
Increase in accrued expenses	476	588
Payments for dry dock and special survey costs	(1,662)	(11,411)
Decrease in due to related parties, short-term	(12,029)	(6,887)
Increase in deferred revenue	285	921
Net cash provided by / (used in) operating activities	1,545	(30,994)
Investing Activities
Loans to affiliates	(2,000)	0
Dividends received from affiliates	0	6,902
Vessels additions	(5,563)	0
Net cash proceeds from sale of vessel	33,301	44,500
Net cash provided by investing activities	25,738	51,402
Financing Activities
Loan proceeds, net of deferred finance costs	98,201	70,392
Loan repayments	(121,525)	(113,471)
Dividend paid	(8,240)	(6,167)
Acquisition of treasury stock	(366)	(5,556)
Net cash used in financing activities	(31,930)	(54,802)
Net (decrease) in cash, cash equivalents and restricted cash	(4,647)	(34,394)
Cash, cash equivalents and restricted cash, beginning of period	46,609	86,458
Cash, cash equivalents and restricted cash, end of period	41,962	52,064
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	44,525	36,126
Non-cash investing activities
Accrued interest on loan to affiliate	1,734	1,476
Costs payable relating to sale of vessel	0	(200)
Non-cash financing activities
Stock based compensation	460	541
Deferred finance costs	492	$ 879
Other long term assets	$ 3,095